Interests in Other Entities (Details) - Schedule of concessions held by the corporation	12 Months Ended
Dec. 31, 2021
Carretera Andina del Sur S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.
Estimated investment	US$99 million
Consideration	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).
Ordinary shares held	100.00%
Concession termination	2032 years
Accounting model	Financial asset
Carretera Sierra Piura S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru. The road has one toll station.
Estimated investment	US$31 million
Consideration	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.
Ordinary shares held	100.00%
Concession termination	2025 years
Accounting model	Financial asset
Concesionaria La Chira S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.
Estimated investment	S/250 million
Consideration	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.
Ordinary shares held	50.00%
Concession termination	2036 years
Accounting model	Financial asset
Tren Urbano de Lima S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Concession for the operation of Line 1 of Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the existing trains (24 initial investment trains and 20 additional trains), (ii) operation and maintenance of the railway system (railway and infrastructure).
Estimated investment	S/642 million
Consideration	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.
Ordinary shares held	75.00%
Concession termination	2041 years
Accounting model	Financial asset
Red Vial 5 S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	The Company operates and maintains the highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancon to Pativilca and has three toll stations.
Estimated investment	US$187 million
Consideration	Collected from users (self-financed concession; revenue is derived from collection of tolls).
Ordinary shares held	67.00%
Concession termination	2028 years
Accounting model	Intangible
Concesionaria Vía Expresa Sur S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	The Company obtained the concession for designing, financing, building, operating and aintaining the infrastructure associated with the Via Expresa Sur Project. This project involves the second stage expansion of the Via Expresa — Paseo de la Republica, between Av. Republica de Panama and and Panamericana highway.
Estimated investment	US$197 million
Consideration	The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily and has been extended until February 2022. To date, the term of the Concession remains suspended by agreement between the parties pending agreement on the terms and conditions to approve the Early Termination of the Concession Contract by Mutual Agreement as provided in Clause 16.3 of the aforementioned Contract.
Ordinary shares held	100.00%
Concession termination	2053 years
Accounting model	Financial asset